Goodwill, Store Operating Rights and Other Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2025
Goodwill, Store Operating Rights and Other Intangible Assets, Net
Schedule of components of intangible assets

	Thousands of Yen
	As of June 30, 2025	As of December 31, 2024
Intangible assets subject to amortization:
Software for internal use	¥281,470	¥233,717
Customer relationship	180,000	180,000
Reacquired rights	5,500	—
Trademark	172,894	172,894
Other	750	750
Total	640,614	587,361
Accumulated amortization	(315,391)	(279,272)
Net carrying amount	325,223	308,089

Intangible assets not subject to amortization:
Telephone rights	369	369
Total intangible assets	¥325,592	¥308,459

Store operating rights	2,740,178	925,334
Accumulated amortization	(240,166)	(94,496)
Net carrying value	2,500,012	830,838

Goodwill	375,383	389,131

Schedule of changes in carrying amount of goodwill

Thousands of Yen
Balance at December 31, 2024	¥389,131
Sale of directly-owned salons, and closure of directly-owned salons	(13,747)
Balance at June 30, 2025	¥375,383